JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:     JPMorgan Trust I (the “Trust”) on behalf of

           the JPMorgan Short Duration High Yield Fund (the “Fund”)

           File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 260 (Amendment No. 261 under the 1940 Act) filed electronically on February 27, 2013.

If you have any questions or comments, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio Assistant Secretary